Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CENTRE FUNDS
Entity Central Index Key	0001517238
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000173736
Shareholder Report [Line Items]
Fund Name	CENTRE GLOBAL INFRASTRUCTURE FUND
Class Name	INSTITUTIONAL
Trading Symbol	DHINX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund - Institutional (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://horizonmutualfunds.com/cgi-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Institutional	$66	1.18%Footnote Reference*

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned +6.85% for the 6 months ended March 31, 2025. This is in contrast to the MSCI World Index, which had a -1.95% return for the same time period and the S&P Global Infrastructure Index, which had a +1.67% return. During the period, investments providing the strongest contribution to the Fund’s performance within the Utilities sector included: Enel SPA, Iberdrola SA, Duke Energy, and Exelon; within the Communications sector: T-Mobile, AT&T, Deutsche Telekom, and Orange SA; and within the Energy sector included: Targa Resources, Kinder Morgan, Oneok, Williams, and Cheniere. Stocks that contributed negatively to the Fund’s performance included HCA Healthcare, Generac, Entergy, and Vestas Wind Systems.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to stable oil & gas prices remain strong resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, the Fund's adviser sees potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, the Fund's adviser expects tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. The Fund's adviser believes its disciplined, high conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

Line Graph [Table Text Block]
	Institutional - $388,872	MSCI World Index - $457,160	S&P Global Infrastructure Index - $361,478
1/29/2018	$250,000	$250,000	$250,000
3/31/2018	$234,007	$232,238	$233,545
9/30/2018	$248,049	$248,033	$234,505
3/31/2019	$255,434	$241,559	$252,680
9/30/2019	$269,351	$252,566	$266,100
3/31/2020	$215,115	$216,462	$197,315
9/30/2020	$238,903	$278,851	$227,273
3/31/2021	$279,590	$333,424	$268,327
9/30/2021	$282,733	$359,219	$277,561
3/31/2022	$301,070	$367,167	$310,893
9/30/2022	$253,014	$288,694	$258,920
3/31/2023	$284,283	$341,384	$297,666
9/30/2023	$269,162	$352,073	$274,185
3/31/2024	$310,097	$427,099	$306,991
9/30/2024	$363,927	$466,238	$355,549
3/31/2025	$388,872	$457,160	$361,478

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	6 Month	1 Year	5 Year	Since Inception
Institutional (Incep. January 29, 2018)	6.85%	25.40%	12.57%	6.36%
S&P Global Infrastructure Index	1.67%	17.75%	12.87%	5.28%
MSCI World Index	-1.95%	7.04%	16.13%	8.79%

AssetsNet	$ 36,876,536
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 115,779
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$36,876,536 # of Portfolio Holdings54 Portfolio Turnover Rate (Institutional)8% Advisory Fees Paid$115,779
Holdings [Text Block]

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.54%
Canada -	11.83%
Japan -	7.10%
Spain -	5.22%
Germany -	5.14%
Italy -	2.92%
United Kingdom -	2.67%
Australia -	1.75%
France -	1.58%
Denmark -	1.26%
Singapore -	0.68%
Netherlands -	0.56%
Switzerland -	0.53%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
AT&T, Inc.	6.74%
Verizon Communications, Inc.	6.36%
Enbridge, Inc.	5.58%
T-Mobile US, Inc.	5.07%
Deutsche Telekom AG	4.42%
The Williams Cos., Inc.	4.25%
HCA Healthcare, Inc.	3.98%
Kinder Morgan, Inc.	3.50%
ONEOK, Inc.	3.49%
Cheniere Energy, Inc.	3.25%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Updated Prospectus Phone Number	855.298.4236
Updated Prospectus Email Address	centrefunds@alpsinc.com
Updated Prospectus Web Address	www.centrefunds.com
C000173735
Shareholder Report [Line Items]
Fund Name	CENTRE GLOBAL INFRASTRUCTURE FUND
Class Name	INVESTOR
Trading Symbol	DHIVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund - Investor (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://horizonmutualfunds.com/cgi-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Investor	$88	1.57%Footnote Reference*

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned +6.64% for the 6 months ended March 31, 2025. This is in contrast to the MSCI World Index, which had a -1.95% return for the same time period and the S&P Global Infrastructure Index, which had a +1.67% return. During the period, investments providing the strongest contribution to the Fund’s performance within the Utilities sector included: Enel SPA, Iberdrola SA, Duke Energy, and Exelon; within the Communications sector: T-Mobile, AT&T, Deutsche Telekom, and Orange SA; and within the Energy sector included: Targa Resources, Kinder Morgan, Oneok, Williams, and Cheniere. Stocks that contributed negatively to the Fund’s performance included HCA Healthcare, Generac, Entergy, and Vestas Wind Systems.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to stable oil & gas prices remain strong resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, sees potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, the Fund's adviser expects tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the Fund, diversification across regions and developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. The Fund's adviser believes its disciplined, high conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

Line Graph [Table Text Block]
	Investor - $15,191	MSCI World Index - $18,286	S&P Global Infrastructure Index - $14,459
1/29/2018	$10,000	$10,000	$10,000
3/31/2018	$9,355	$9,290	$9,342
9/30/2018	$9,882	$9,921	$9,380
3/31/2019	$10,173	$9,662	$10,107
9/30/2019	$10,713	$10,103	$10,644
3/31/2020	$8,546	$8,658	$7,893
9/30/2020	$9,481	$11,154	$9,091
3/31/2021	$11,096	$13,337	$10,733
9/30/2021	$11,188	$14,369	$11,102
3/31/2022	$11,891	$14,687	$12,436
9/30/2022	$9,983	$11,548	$10,357
3/31/2023	$11,195	$13,655	$11,907
9/30/2023	$10,567	$14,083	$10,967
3/31/2024	$12,163	$17,084	$12,280
9/30/2024	$14,244	$18,650	$14,222
3/31/2025	$15,191	$18,286	$14,459

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Investor	6 Month	1 Year	5 Year	Since Inception
Investor (Incep. January 29, 2018)	6.64%	24.89%	12.19%	6.01%
S&P Global Infrastructure Index	1.67%	17.75%	12.87%	5.28%
MSCI World Index	-1.95%	7.04%	16.13%	8.79%

AssetsNet	$ 36,876,536
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 115,779
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$36,876,536 # of Portfolio Holdings54 Portfolio Turnover Rate (Investor)8% Advisory Fees Paid$115,779
Holdings [Text Block]

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.54%
Canada -	11.83%
Japan -	7.10%
Spain -	5.22%
Germany -	5.14%
Italy -	2.92%
United Kingdom -	2.67%
Australia -	1.75%
France -	1.58%
Denmark -	1.26%
Singapore -	0.68%
Netherlands -	0.56%
Switzerland -	0.53%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
AT&T, Inc.	6.74%
Verizon Communications, Inc.	6.36%
Enbridge, Inc.	5.58%
T-Mobile US, Inc.	5.07%
Deutsche Telekom AG	4.42%
The Williams Cos., Inc.	4.25%
HCA Healthcare, Inc.	3.98%
Kinder Morgan, Inc.	3.50%
ONEOK, Inc.	3.49%
Cheniere Energy, Inc.	3.25%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Updated Prospectus Phone Number	855.298.4236
Updated Prospectus Email Address	centrefunds@alpsinc.com
Updated Prospectus Web Address	www.centrefunds.com
C000136015
Shareholder Report [Line Items]
Fund Name	CENTRE AMERICAN SELECT EQUITY FUND
Class Name	INSTITUTIONAL
Trading Symbol	DHANX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Centre American Select Equity Fund - Institutional (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://horizonmutualfunds.com/case-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Institutional	$51	1.03%Footnote Reference*

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned -7.83% for the 6 months ended March 31, 2025. This is in contrast to the S&P 500 Total Return Index, which had a -1.97% return for the same time period. Within the period, the Fund lagged the post-election market rally materially but outperformed relatively during the drawdown that began in mid-February. The strongest contributors to performance within the Fund over the six-month period ended March 31, 2025, included investments within the Energy sector: Kinder Morgan and EQT; the Healthcare Sector: Jazz Pharmaceuticals and Bristol-Myers Squibb; the Communications sector: Paramount Global; and Consumer Staples sector: Altria Group. Stock investments that contributed negatively to the Fund’s relative performance over the period were Biogen, International Flavors & Fragrances, FMC Corp., Estee Lauder, and Generac. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Financials, contributed negatively as well as the impact from hedging instruments, namely a position in long duration US Treasuries as the inverse correlation between stocks and bonds reversed itself as worries over inflation from the imposition of tariffs overcame the concerns of economic slowdown and a historically low equity risk premium.

The Fund emphasized more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focuses on special situation stocks in the Industrials sector. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. The Fund's adviser continues to believe that the bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where it sees the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

Line Graph [Table Text Block]
	Institutional - $763,452	S&P 500 Total Return Index - $812,046
3/31/2015	$250,000	$250,000
9/30/2015	$241,529	$234,554
3/31/2016	$258,998	$254,457
9/30/2016	$267,478	$270,747
3/31/2017	$286,034	$298,153
9/30/2017	$310,803	$321,132
3/31/2018	$338,035	$339,870
9/30/2018	$368,472	$378,647
3/31/2019	$356,427	$372,146
9/30/2019	$351,481	$394,755
3/31/2020	$338,309	$346,178
9/30/2020	$437,299	$454,556
3/31/2021	$535,125	$541,255
9/30/2021	$569,258	$590,946
3/31/2022	$718,761	$625,938
9/30/2022	$579,405	$499,514
3/31/2023	$645,543	$577,563
9/30/2023	$661,158	$607,496
3/31/2024	$771,543	$750,146
9/30/2024	$828,288	$828,330
3/31/2025	$763,452	$812,046

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	6 Month	1 Year	5 Year	10 Year
Institutional (Incep. January 21, 2014)	-7.83%	-1.05%	17.68%	11.81%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%

AssetsNet	$ 334,999,578
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,445,705
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$334,999,578 # of Portfolio Holdings45 Portfolio Turnover Rate (Institutional)70% Advisory Fees Paid$1,445,705
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Information Technology -	23.79%
Health Care -	21.56%
Consumer Staples -	14.01%
Communication Services -	10.65%
Materials -	9.05%
Consumer Discretionary -	7.78%
Industrials -	6.26%
Financials -	5.88%
Energy -	1.11%
Cash, Cash Equivalents, & Other Net Assets -	(0.09)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Apple, Inc.	7.15%
Microsoft Corp.	5.53%
NVIDIA Corp.	5.29%
Amazon.com, Inc.	3.88%
Alphabet, Inc.	3.70%
Paramount Global	3.26%
Medtronic PLC	3.04%
Altria Group, Inc.	2.85%
Meta Platforms, Inc.	2.83%
Tyson Foods, Inc.	2.64%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Updated Prospectus Phone Number	855.298.4236
Updated Prospectus Email Address	centrefunds@alpsinc.com
Updated Prospectus Web Address	www.centrefunds.com
C000109113
Shareholder Report [Line Items]
Fund Name	CENTRE AMERICAN SELECT EQUITY FUND
Class Name	INVESTOR
Trading Symbol	DHAMX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Centre American Select Equity Fund - Investor (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://horizonmutualfunds.com/case-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Investor	$66	1.33%Footnote Reference*

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned -7.93% for the 6 months ended March 31, 2025. This is in contrast to the S&P 500 Total Return Index, which had a -1.97% return for the same time period. Within the period, the Fund lagged the post-election market rally materially but outperformed relatively during the drawdown that began in mid-February. The strongest contributors to performance within the Fund over the six-month period ended March 31, 2025, included investments within the Energy sector: Kinder Morgan and EQT; the Healthcare Sector: Jazz Pharmaceuticals and Bristol-Myers Squibb; the Communications sector: Paramount Global; and Consumer Staples sector: Altria Group. Stock investments that contributed negatively to the Fund’s relative performance over the period were Biogen, International Flavors & Fragrances, FMC Corp., Estee Lauder, and Generac. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Financials, contributed negatively as well as the impact from hedging instruments, namely a position in long duration US Treasuries as the inverse correlation between stocks and bonds reversed itself as worries over inflation from the imposition of tariffs overcame the concerns of economic slowdown and a historically low equity risk premium.

The Fund emphasized more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focuses on special situation stocks in the Industrials sector. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. The Fund's adviser continues to believe that the bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where it sees the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

Line Graph [Table Text Block]
	Investor - $29,498	S&P 500 Total Return Index - $32,482
3/31/2015	$10,000	$10,000
9/30/2015	$9,653	$9,382
3/31/2016	$10,349	$10,178
9/30/2016	$10,689	$10,830
3/31/2017	$11,410	$11,926
9/30/2017	$12,398	$12,845
3/31/2018	$13,471	$13,595
9/30/2018	$14,642	$15,146
3/31/2019	$14,129	$14,886
9/30/2019	$13,892	$15,790
3/31/2020	$13,335	$13,847
9/30/2020	$17,201	$18,182
3/31/2021	$20,990	$21,650
9/30/2021	$22,292	$23,638
3/31/2022	$28,051	$25,038
9/30/2022	$22,567	$19,981
3/31/2023	$25,106	$23,103
9/30/2023	$25,658	$24,300
3/31/2024	$29,884	$30,006
9/30/2024	$32,041	$33,133
3/31/2025	$29,498	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Investor	6 Month	1 Year	5 Year	10 Year
Investor (Incep. December 21, 2011)	-7.93%	-1.29%	17.21%	11.42%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%

AssetsNet	$ 334,999,578
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,445,705
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$334,999,578 # of Portfolio Holdings45 Portfolio Turnover Rate (Investor)70% Advisory Fees Paid$1,445,705
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Information Technology -	23.79%
Health Care -	21.56%
Consumer Staples -	14.01%
Communication Services -	10.65%
Materials -	9.05%
Consumer Discretionary -	7.78%
Industrials -	6.26%
Financials -	5.88%
Energy -	1.11%
Cash, Cash Equivalents, & Other Net Assets -	(0.09)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Apple, Inc.	7.15%
Microsoft Corp.	5.53%
NVIDIA Corp.	5.29%
Amazon.com, Inc.	3.88%
Alphabet, Inc.	3.70%
Paramount Global	3.26%
Medtronic PLC	3.04%
Altria Group, Inc.	2.85%
Meta Platforms, Inc.	2.83%
Tyson Foods, Inc.	2.64%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Updated Prospectus Phone Number	855.298.4236
Updated Prospectus Email Address	centrefunds@alpsinc.com
Updated Prospectus Web Address	www.centrefunds.com